Summary of expense by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses By Nature
Inventory expensed during the year	$ 54		$ 2,317
Provision for obsolete inventory	32
Third-party research and development	11,244	5,534	692
Salaries, wages and benefits	3,563	3,037	2,789
Professional and consulting fees	2,475	2,570	2,185
Insurance	1,687	1,077	861
Stock-based compensation	544	311	61
Software and IT services	386	387	275
Depreciation and amortization	135	144	232
Marketing, communications and investor relations	317	289	34
Impairment of goodwill	7,642
(Reversal of) impairment of other assets	124		(139)
Impairment of intangible assets	584
Travel, meals and entertainment	225	111	49
Office, rent and telecommunications	120	162	272
License fees	19	139	27
Other	92	170	(78)
Gain on modification of building lease			(219)
Total operating expenses	$ 29,243	$ 13,931	$ 9,358